Form N-1A Supplement	Apr. 25, 2025
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
INVESCO ACTIVELY MANAGED EXCHANGE-TRADED COMMODITY FUND TRUST
SUPPLEMENT DATED APRIL 25, 2025 TO THE PROSPECTUSES
DATED FEBRUARY 28, 2025 OF:
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)
(the “Fund”)
The Fund’s classification has changed from “non-diversified” to “diversified,” and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940. Effective immediately, all references in the Fund’s Summary Prospectus and Statutory Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.